NET (LOSS) INCOME PER SHARE - Basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to Gravitas Education Holdings, Inc. from continuing operations	$ (22,170)	$ 1,372	$ 1,875
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	28,291,887	28,208,734	28,122,851
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	28,291,887	28,962,480	28,870,450
Effect of dilutive securities
Net (loss) income per share-basic	$ (0.78)	$ 0.05	$ 0.07
Net (loss) income per share-diluted	$ (0.78)	$ 0.05	$ 0.06